Capital Stock - Summary of Unvested Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 02, 2013
Number (000’s)
Options Outstanding, Number, Beginning Balance	3,267	3,618
Granted during the year, Number	526	5,288
Options Outstanding, Number, Ending Balance	1,486	7,260
Unvested stock options [Member]
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,977
Granted during the year, Number	526
Vested during the year, Number	(600)
Options Forfeited during the year, Number	(983)
Options Outstanding, Number, Ending Balance	920
Weighted- Average Exercise Price
Weighted Average Grant Date Fair Value, Beginning Balance	4.48
Weighted Average Grant Date Fair Value, Ending Balance	4.27